Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of Balance Sheet Information Related to Our Leases	Balance sheet information related to our leases is presented below:
		As of
Operating leases:	Balance Sheet Location	December 31, 2022	December 31, 2021	November 1, 2021 (Lease Commencement)
Right-of-use assets	Operating lease right-of-use asset	$395,470	$537,836	$563,713
Operating lease liability, current	Current portion of operating lease obligations	162,503	135,455	106,810
Operating lease liability, long-term	Operating lease obligations, net of current maturities	268,385	430,888	456,903
As of December 31, 2022
Weighted-average discount rate – operating lease	5.60%
Weighted-average remaining lease term – operating lease (in months)	30

Schedule of Minimum Lease Payments of Our Operating Lease Liabilities	the expected annual minimum lease payments of our operating lease liabilities:
For Years Ending December 31,	Operating lease
2023	4,182,526
2024	186,177
2025	94,320
Total future minimum lease payments, undiscounted	4,463,023
Less: Imputed interest for leases in excess of one year	32,135
Present value of future minimum lease payments	$4,430,888